Consolidated Schedule of Investments
September 30, 2023
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–34.14%(a)
Australia–0.91%
New South Wales Treasury Corp., 3.00%, 02/20/2030(b)	AUD	10,740,000	$6,296,717
Austria–0.29%
Erste Group Bank AG, 5.13%(b)(c)(d)	EUR	1,000,000	947,510
Republic of Austria Government Bond, 2.10%, 09/20/2117(b)	EUR	1,538,000	1,028,872
			1,976,382
Belgium–0.54%
KBC Group N.V.,
4.25%(b)(c)(d)	EUR	1,400,000	1,274,232
4.75%(b)(c)(d)	EUR	2,400,000	2,496,167
			3,770,399
Brazil–6.29%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	2,300,000	1,970,130
Series F, 10.00%, 01/01/2027	BRL	205,000,000	40,881,840
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 04/15/2032(b)	BRL	3,752,663	699,871
			43,551,841
Canada–0.53%
Province of Ontario, 3.75%, 12/02/2053	CAD	6,000,000	3,702,719
China–0.52%
China Government Bond, 3.32%, 04/15/2052	CNY	25,000,000	3,591,895
Colombia–3.11%
Colombian TES,
Series B, 7.50%, 08/26/2026	COP	13,500,000,000	3,045,223
Series B, 7.75%, 09/18/2030	COP	31,000,000,000	6,349,693
Series B, 7.00%, 06/30/2032	COP	30,000,000,000	5,549,323
Series B, 9.25%, 05/28/2042	COP	4,875,000,000	950,883
Series B, 7.25%, 10/26/2050	COP	36,450,000,000	5,608,468
			21,503,590
Czech Republic–0.07%
CPI Property Group S.A., 4.88%(b)(c)(d)	EUR	1,300,000	482,423
Egypt–0.09%
Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	800,000	593,439
	Principal Amount		Value
France–2.70%
Air France-KLM, 3.88%, 07/01/2026(b)	EUR	400,000	$399,644
BPCE S.A., Series NC5, 1.50%, 01/13/2042(b)(c)	EUR	2,000,000	1,832,819
Electricite de France S.A., 5.38%(b)(c)(d)	EUR	2,100,000	2,170,568
French Republic Government Bond OAT,
0.00%, 05/25/2032(b)	EUR	13,906,000	11,112,663
0.75%, 05/25/2052(b)	EUR	6,408,000	3,201,825
			18,717,519
Germany–0.25%
Deutsche Lufthansa AG, 4.38%, 08/12/2075(b)(c)	EUR	750,000	742,581
Nidda Healthcare Holding GmbH, 7.50%, 08/21/2026(b)	EUR	453,000	483,425
Volkswagen International Finance N.V., 4.63%(b)(c)(d)	EUR	520,000	522,636
			1,748,642
Greece–0.90%
Hellenic Republic Government Bond,
4.38%, 07/18/2038(b)	EUR	6,000,000	6,163,823
0.00%, 10/15/2042	EUR	23,730,000	94,082
			6,257,905
India–1.11%
India Government Bond,
6.54%, 01/17/2032	INR	300,000,000	3,458,401
7.26%, 08/22/2032	INR	350,000,000	4,214,773
			7,673,174
Indonesia–0.98%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	60,000,000,000	3,861,197
Series FR96, 7.00%, 02/15/2033	IDR	45,000,000,000	2,936,312
			6,797,509
Italy–0.31%
Intesa Sanpaolo S.p.A.,
5.50%(b)(c)(d)	EUR	1,600,000	1,440,651
6.38%(b)(c)(d)	EUR	750,000	689,063
			2,129,714
Ivory Coast–0.13%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(b)	EUR	1,150,000	928,596

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Japan–0.75%
Japan Government Bond,
Series 15, 1.00%, 03/20/2062	JPY	288,700,000	$1,537,822
Series 77, 1.60%, 12/20/2052	JPY	553,650,000	3,665,739
			5,203,561
Malaysia–0.97%
Malaysia Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	7,500,000	1,609,724
Series 319, 3.48%, 06/14/2024	MYR	24,000,000	5,119,693
			6,729,417
Mexico–1.99%
Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	272,150,000	13,763,271
Netherlands–0.33%
ABN AMRO Bank N.V., 4.38%(b)(c)(d)	EUR	800,000	773,467
Cooperatieve Rabobank U.A., 4.38%(b)(c)(d)	EUR	1,600,000	1,498,355
			2,271,822
Peru–2.48%
Peru Government Bond,
6.15%, 08/12/2032	PEN	60,000,000	14,754,809
7.30%, 08/12/2033(b)	PEN	9,100,000	2,401,644
			17,156,453
Poland–1.45%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	60,000,000	10,031,749
South Africa–2.81%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	180,000,000	8,302,317
Series 2032, 8.25%, 03/31/2032	ZAR	68,700,000	2,962,259
Series R186, 10.50%, 12/21/2026	ZAR	150,000,000	8,163,201
			19,427,777
Spain–1.18%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(b)(c)(d)	EUR	1,400,000	1,402,472
Banco Santander S.A.,
4.38%(b)(c)(d)	EUR	1,000,000	882,043
4.13%(c)(d)	EUR	1,000,000	796,887
CaixaBank S.A., 5.25%(b)(c)(d)	EUR	1,800,000	1,641,647
Repsol International Finance B.V., 3.75%(b)(c)(d)	EUR	750,000	746,421
Telefonica Europe B.V.,
2.88%(b)(c)(d)	EUR	1,500,000	1,385,658
4.38%(b)(c)(d)	EUR	1,300,000	1,348,388
			8,203,516
	Principal Amount		Value
Supranational–0.75%
African Development Bank, 0.00%, 01/17/2050(e)	ZAR	78,000,000	$373,650
Corp. Andina de Fomento, 6.82%, 02/22/2031(b)	MXN	81,800,000	3,601,641
International Finance Corp.,
0.00%, 02/15/2029(b)(e)	TRY	3,700,000	42,879
0.00%, 03/23/2038(e)	MXN	90,000,000	1,164,539
			5,182,709
Sweden–0.05%
Heimstaden Bostad AB, 3.38%(b)(c)(d)	EUR	650,000	335,275
Thailand–0.32%
Thailand Government Bond, 3.45%, 06/17/2043	THB	84,000,000	2,242,199
United Kingdom–2.08%
Barclays PLC, 7.13%(c)(d)	GBP	4,175,000	4,762,089
Bellis Acquisition Co. PLC, 3.25%, 02/16/2026(b)	GBP	436,000	463,675
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	348,000	395,029
HSBC Holdings PLC, 5.88%(c)(d)	GBP	1,500,000	1,637,633
International Consolidated Airlines Group S.A.,
1.50%, 07/04/2027(b)	EUR	800,000	726,901
3.75%, 03/25/2029(b)	EUR	300,000	275,955
Lloyds Banking Group PLC, 8.50%(c)(d)	GBP	950,000	1,071,989
Nationwide Building Society, 5.75%(b)(c)(d)	GBP	2,900,000	3,022,478
NatWest Group PLC, 5.13%(c)(d)	GBP	1,035,000	1,044,572
United Kingdom Gilt, 0.50%, 10/22/2061(b)	GBP	2,963,000	983,322
			14,383,643
United States–0.12%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(b)	EUR	525,000	552,406
OI European Group B.V., 6.25%, 05/15/2028(b)	EUR	275,000	296,375
			848,781
Uruguay–0.13%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	34,725,100	919,191
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $247,713,006)			236,421,828

U.S. Dollar Denominated Bonds & Notes–28.18%
Argentina–0.00%
Argentina Treasury Dual Bond, 0.00%, 04/30/2024(e)		$14,286	12,353
Belgium–0.21%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)		1,600,000	1,449,200
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Brazil–0.63%
CSN Inova Ventures, 6.75%, 01/28/2028(b)	$200,000	$185,262
CSN Resources S.A., 5.88%, 04/08/2032(b)	450,000	365,400
Embraer Netherlands Finance B.V., 7.00%, 07/28/2030(b)	780,000	774,505
Minerva Luxembourg S.A., 8.88%, 09/13/2033(b)(f)	695,000	690,670
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	2,024,000	1,744,022
Suzano Austria GmbH, 2.50%, 09/15/2028	701,000	583,071
		4,342,930
Canada–1.07%
1011778 BC ULC/New Red Finance, Inc., 3.50%, 02/15/2029(b)	505,000	432,734
1375209 BC Ltd., 9.00%, 01/30/2028(b)	316,000	312,734
Baytex Energy Corp., 8.50%, 04/30/2030(b)(f)	285,000	288,631
Enbridge, Inc., 7.38%, 01/15/2083(c)(f)	2,989,000	2,849,917
Enerflex Ltd., 9.00%, 10/15/2027(b)	284,000	280,747
Hudbay Minerals, Inc., 6.13%, 04/01/2029(b)(f)	329,000	304,782
New Gold, Inc., 7.50%, 07/15/2027(b)	312,000	291,699
Ritchie Bros. Holdings, Inc., 6.75%, 03/15/2028(b)	588,000	587,383
Strathcona Resources Ltd., 6.88%, 08/01/2026(b)	776,000	732,214
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(c)	1,455,000	1,330,283
		7,411,124
Chile–0.37%
AES Andes S.A., 6.35%, 10/07/2079(b)(c)	750,000	708,407
Kenbourne Invest S.A., 4.70%, 01/22/2028(b)	771,000	481,227
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)	1,500,000	1,381,357
		2,570,991
Colombia–0.65%
Bancolombia S.A., 6.91%, 10/18/2027(c)	2,350,000	2,184,876
Colombia Government International Bond, 4.13%, 02/22/2042	1,475,000	897,055
Ecopetrol S.A., 5.38%, 06/26/2026	1,500,000	1,441,635
		4,523,566
Czech Republic–0.06%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(b)	432,000	437,940
	Principal Amount	Value
Dominican Republic–0.10%
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	$305,000	$259,233
4.88%, 09/23/2032(b)	500,000	407,417
		666,650
Ecuador–0.11%
Ecuador Government International Bond, 2.50%, 07/31/2040(b)(g)	2,275,000	752,610
Egypt–0.08%
Egypt Government International Bond, 8.50%, 01/31/2047(b)	1,050,000	563,462
Finland–0.20%
Nordea Bank Abp, 6.63%(b)(c)(d)	1,500,000	1,407,888
France–1.31%
Altice France S.A.,
8.13%, 02/01/2027(b)	261,000	231,787
5.13%, 07/15/2029(b)	246,000	175,252
5.50%, 10/15/2029(b)	315,000	226,984
BNP Paribas S.A.,
6.63%(b)(c)(d)	2,100,000	2,078,653
7.75%(b)(c)(d)	750,000	713,823
9.25%(b)(c)(d)	750,000	769,301
BPCE S.A., 5.15%, 07/21/2024(b)	1,500,000	1,476,515
Electricite de France S.A., 9.13%(b)(c)(d)	1,201,000	1,254,127
Iliad Holding S.A.S., 6.50%, 10/15/2026(b)	200,000	188,119
Iliad Holding S.A.S.U., 7.00%, 10/15/2028(b)	537,000	489,393
Societe Generale S.A.,
7.38%(b)(c)(d)(f)	750,000	750,533
7.88%(b)(c)(d)	750,000	745,684
		9,100,171
Germany–0.04%
ZF North America Capital, Inc., 6.88%, 04/14/2028(b)	260,000	254,644
Ghana–0.05%
Ghana Government International Bond, 7.88%, 02/11/2035(b)	750,000	336,768
Guatemala–0.09%
CT Trust, 5.13%, 02/03/2032(b)	817,000	638,174
Hong Kong–0.89%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(b)	3,750,000	3,546,086
5.75%, 07/21/2028(b)	725,000	635,970
5.38%, 12/04/2029(b)	962,000	793,437
Prudential Funding Asia PLC, 4.88%(b)(d)	1,450,000	1,200,092
		6,175,585
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
India–0.22%
JSW Steel Ltd., 3.95%, 04/05/2027(b)	$1,740,000	$1,525,190
Indonesia–0.81%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(b)	2,610,000	2,474,802
PT Indonesia Asahan Aluminium/PT Mineral Industri Indonesia (Persero), 6.76%, 11/15/2048(b)	1,300,000	1,188,356
PT Pertamina (Persero), 4.18%, 01/21/2050(b)	725,000	506,935
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(b)	1,500,000	1,411,875
		5,581,968
Iraq–0.05%
Iraq International Bond, 5.80%, 01/15/2028(b)	393,750	365,147
Ireland–0.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 06/06/2028(f)	596,000	582,720
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	750,000	718,232
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(e)	284,675	272,523
Series 119, 0.00%, 04/30/2025(b)(e)	302,860	289,932
Series 120, 0.00%, 04/30/2025(b)(e)	379,104	362,921
Series 122, 0.00%, 04/30/2025(b)(e)	332,154	317,976
Series 124, 0.00%, 04/30/2025(b)(e)	266,777	255,389
Series 126, 0.00%, 04/30/2025(b)	298,446	285,707
Series 127, 0.00%, 04/30/2025(b)(e)	345,688	330,932
0.00%, 04/30/2025(b)(e)	271,311	259,730
		3,676,062
Ivory Coast–0.13%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(b)	900,000	882,211
Macau–0.69%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(b)	1,505,000	1,485,277
5.25%, 06/18/2025(b)	1,200,000	1,147,261
5.88%, 05/15/2026(b)	450,000	428,469
Studio City Finance Ltd., 5.00%, 01/15/2029(b)	400,000	301,288
	Principal Amount	Value
Macau–(continued)
Wynn Macau Ltd.,
4.88%, 10/01/2024(b)	$1,160,000	$1,131,712
5.63%, 08/26/2028(b)	338,000	293,400
		4,787,407
Mexico–1.32%
Banco Mercantil del Norte S.A.,
8.38%(b)(c)(d)	650,000	617,395
5.88%(b)(c)(d)	710,000	607,053
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(b)	1,450,000	905,100
6.99%, 02/20/2032(b)	608,000	366,155
Cemex S.A.B. de C.V., 5.13%(b)(c)(d)	965,000	904,275
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(b)	1,350,000	1,205,729
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)	1,195,000	898,835
Petroleos Mexicanos,
6.50%, 03/13/2027	1,500,000	1,323,764
8.75%, 06/02/2029	1,500,000	1,330,680
7.69%, 01/23/2050	725,000	466,401
6.95%, 01/28/2060	825,000	489,193
		9,114,580
Netherlands–0.74%
ING Groep N.V.,
6.50%(c)(d)(f)	2,200,000	2,076,514
5.75%(c)(d)	2,900,000	2,570,549
Prosus N.V., 4.99%, 01/19/2052(b)	750,000	494,157
		5,141,220
Nigeria–0.09%
Nigeria Government International Bond, 6.50%, 11/28/2027(b)	750,000	627,540
Oman–0.20%
Oman Government International Bond, 6.75%, 01/17/2048(b)	1,500,000	1,383,219
Panama–0.09%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	750,000	613,010
Romania–0.11%
Romanian Government International Bond, 7.13%, 01/17/2033(b)	750,000	769,006
Supranational–0.12%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	800,000	813,637
Sweden–0.22%
Swedbank AB, Series NC5, 5.63%(b)(c)(d)	1,600,000	1,537,528
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Switzerland–0.91%
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(b)(c)	$1,650,000	$1,589,808
Credit Suisse Group AG, 6.25%(b)(c)(d)(h)	3,015,000	316,575
UBS Group AG,
7.00%(b)(c)(d)	3,000,000	2,963,637
6.88%(b)(c)(d)	1,500,000	1,419,591
		6,289,611
Tanzania–0.11%
HTA Group Ltd., 7.00%, 12/18/2025(b)	750,000	724,369
Ukraine–0.08%
Ukraine Government International Bond, 7.75%, 08/01/2041(b)	1,225,000	566,246
United Arab Emirates–0.02%
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029(b)	106,000	105,034
United Kingdom–1.84%
abrdn PLC, 4.25%, 06/30/2028(b)	675,000	579,135
BP Capital Markets PLC, 4.88%(c)(d)(f)	455,000	407,930
British Telecommunications PLC, 4.25%, 11/23/2081(b)(c)	4,350,000	3,818,882
Lloyds Banking Group PLC,
7.50%(c)(d)	900,000	879,089
7.50%(c)(d)	1,500,000	1,405,164
M&G PLC, 6.50%, 10/20/2048(b)(c)	375,000	367,500
NatWest Group PLC, 6.00%(c)(d)(f)	2,250,000	2,070,362
Virgin Media Finance PLC, 5.00%, 07/15/2030(b)	146,000	114,954
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(b)	130,000	115,934
Vodafone Group PLC,
3.25%, 06/04/2081(c)(f)	2,743,000	2,419,286
4.13%, 06/04/2081(c)	750,000	580,275
		12,758,511
United States–13.82%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	864,000	858,013
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(b)(f)	2,010,000	1,938,036
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	280,000	258,692
3.75%, 01/30/2031(b)	713,000	577,107
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	3,311,916	3,237,573
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	291,000	284,528
Principal Amount		Value
United States–(continued)
Ball Corp., 6.00%, 06/15/2029(f)	$298,000	$289,677
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	469,000	267,504
Becton, Dickinson and Co., 3.79%, 05/20/2050	1,163,000	839,142
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	477,000	428,704
Boeing Co. (The), 4.88%, 05/01/2025	1,500,000	1,474,469
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,059,000	978,843
Carnival Corp., 6.00%, 05/01/2029(b)	178,000	152,039
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	644,000	690,999
Carriage Services, Inc., 4.25%, 05/15/2029(b)	731,000	626,038
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	345,000	284,499
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	698,000	674,953
5.13%, 05/01/2027(b)	78,000	72,755
5.00%, 02/01/2028(b)	215,000	195,485
4.75%, 03/01/2030(b)	1,618,000	1,360,247
4.50%, 08/15/2030(b)	1,983,000	1,630,260
4.50%, 05/01/2032	206,000	161,890
4.25%, 01/15/2034(b)	123,000	90,691
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)(f)	454,000	438,441
Citigroup, Inc.,
3.88%(c)(d)	269,000	230,222
7.38%(c)(d)	61,000	59,342
Civitas Resources, Inc.,
8.38%, 07/01/2028(b)	131,000	133,456
8.75%, 07/01/2031(b)	155,000	158,521
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	229,000	195,467
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	302,000	270,417
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)(f)	1,837,000	1,752,895
8.00%, 12/15/2027(b)	585,000	546,197
5.25%, 05/15/2030(b)	239,000	181,995
4.75%, 02/15/2031(b)	160,000	113,456
Cox Communications, Inc., 2.95%, 10/01/2050(b)	956,000	528,333
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029(f)	680,000	573,394
CSC Holdings LLC,
5.50%, 04/15/2027(b)	304,000	260,960
4.50%, 11/15/2031(b)	801,000	567,820
5.00%, 11/15/2031(b)	200,000	107,442
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	364,000	311,645
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
CVS Health Corp., 5.05%, 03/25/2048	$1,500,000	$1,247,400
DaVita, Inc., 3.75%, 02/15/2031(b)	204,000	155,255
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	360,000	329,307
Dell International LLC/EMC Corp., 6.20%, 07/15/2030(f)	2,600,000	2,622,737
DISH Network Corp., 11.75%, 11/15/2027(b)	446,000	449,988
Diversified Healthcare Trust,
4.75%, 05/01/2024	174,000	164,698
4.38%, 03/01/2031	84,000	58,256
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	594,000	572,571
Encompass Health Corp., 4.50%, 02/01/2028(f)	348,000	317,474
EnerSys, 4.38%, 12/15/2027(b)	303,000	275,680
EnPro Industries, Inc., 5.75%, 10/15/2026	461,000	442,470
FedEx Corp., 4.05%, 02/15/2048	1,500,000	1,097,126
FirstCash, Inc., 5.63%, 01/01/2030(b)(f)	328,000	295,510
Ford Motor Co.,
3.25%, 02/12/2032	4,000	3,087
4.75%, 01/15/2043	170,000	124,266
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	4,704,000	4,557,814
3.38%, 11/13/2025	206,000	191,305
4.39%, 01/08/2026	250,000	236,225
5.11%, 05/03/2029	435,000	398,636
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)	319,000	313,813
5.50%, 05/01/2028(b)	608,000	551,867
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	2,710,000	2,445,130
Gap, Inc. (The), 3.63%, 10/01/2029(b)	189,000	140,093
Gartner, Inc.,
3.63%, 06/15/2029(b)	310,000	265,511
3.75%, 10/01/2030(b)	76,000	63,853
General Motors Co., 6.80%, 10/01/2027	3,000,000	3,062,918
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	105,000	103,298
6.25%, 05/15/2026	52,000	49,900
8.00%, 01/15/2027	271,000	261,522
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	446,000	435,061
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	670,000	582,345
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(b)	325,000	325,869
Principal Amount		Value
United States–(continued)
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	$432,000	$417,858
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	283,000	255,485
6.00%, 02/01/2031(b)	88,000	77,753
6.25%, 04/15/2032(b)	75,000	66,767
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(b)	356,000	338,545
8.88%, 07/15/2028(b)	221,000	223,138
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	520,000	416,421
Jabil, Inc., 3.00%, 01/15/2031(f)	1,300,000	1,054,428
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	344,000	296,033
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 02/01/2028	1,105,000	1,052,582
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	273,000	230,220
Jefferies Financial Group, Inc., 6.50%, 07/31/2026	1,500,000	1,503,246
JPMorgan Chase & Co., Series FF, 5.00%(c)(d)(f)	604,000	584,186
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,250,000	1,239,819
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	350,000	283,183
Lamar Media Corp.,
4.88%, 01/15/2029(f)	764,000	692,738
4.00%, 02/15/2030(f)	663,000	562,635
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	642,000	546,612
8.25%, 08/01/2031(b)	160,000	155,566
Level 3 Financing, Inc.,
3.75%, 07/15/2029(b)	606,000	339,576
10.50%, 05/15/2030(b)	91,000	91,681
LifePoint Health, Inc., 11.00%, 10/15/2030(b)	118,000	118,885
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(f)	675,000	569,633
Macy’s Retail Holdings LLC, 5.88%, 03/15/2030(b)	319,000	270,790
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)(f)	522,000	468,615
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	2,178,000	1,990,060
Mattel, Inc., 6.20%, 10/01/2040	725,000	646,548
Medline Borrower L.P., 3.88%, 04/01/2029(b)	335,000	283,515
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(b)	303,000	304,542
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	$873,000	$546,227
Navient Corp., 6.13%, 03/25/2024	302,000	300,659
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	630,000	599,699
NCR Corp., 5.75%, 09/01/2027(b)(f)	306,000	308,562
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	314,000	275,914
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)(f)	329,000	303,276
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	169,000	158,765
Novelis Corp., 3.25%, 11/15/2026(b)(f)	467,000	417,655
NRG Energy, Inc., 4.45%, 06/15/2029(b)	348,000	302,080
Oceaneering International, Inc., 6.00%, 02/01/2028(b)	315,000	297,073
OneMain Finance Corp.,
6.88%, 03/15/2025(f)	405,000	402,174
7.13%, 03/15/2026	381,000	373,531
3.88%, 09/15/2028	193,000	155,125
5.38%, 11/15/2029	74,000	62,064
ONEOK, Inc.,
5.55%, 11/01/2026	1,240,000	1,232,216
6.63%, 09/01/2053(f)	1,556,000	1,525,487
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	319,000	283,463
Paramount Global, 2.90%, 01/15/2027	1,620,000	1,436,762
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)(f)	299,000	298,094
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	3,000,000	2,964,586
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	41,000	38,126
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	670,514
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	346,000	278,961
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	290,000	249,810
Royal Caribbean Cruises Ltd., 8.25%, 01/15/2029(b)	565,000	586,519
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	168,379
SBA Communications Corp., 3.88%, 02/15/2027	317,000	290,748
Principal Amount		Value
United States–(continued)
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	$329,000	$284,194
Seagate HDD Cayman,
4.13%, 01/15/2031	376,000	298,952
9.63%, 12/01/2032(b)	531,200	572,898
Sempra, 4.13%, 04/01/2052(c)(f)	4,350,000	3,525,930
Sensata Technologies B.V.,
5.00%, 10/01/2025(b)(f)	300,000	291,158
4.00%, 04/15/2029(b)	98,000	84,480
5.88%, 09/01/2030(b)	250,000	233,173
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	329,000	266,605
Service Properties Trust,
5.50%, 12/15/2027	743,000	635,926
4.38%, 02/15/2030	712,000	511,660
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	185,000	140,305
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	302,000	302,944
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	3,271,000	3,033,795
Series 21-A, 3.75%, 09/15/2051(c)	2,113,000	1,848,235
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	298,000	281,510
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(g)	295,000	283,650
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	281,000	288,304
Tenet Healthcare Corp., 4.88%, 01/01/2026	743,000	712,548
T-Mobile USA, Inc., 6.00%, 06/15/2054	579,000	552,291
TransDigm, Inc.,
6.25%, 03/15/2026(b)	585,000	575,322
6.75%, 08/15/2028(b)	136,000	134,060
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	295,000	300,412
Transocean, Inc., 8.75%, 02/15/2030(b)	251,750	257,638
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	480,000	441,826
United Airlines, Inc., 4.38%, 04/15/2026(b)	1,455,000	1,347,018
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	353,000	269,568
Valaris Ltd., 8.38%, 04/30/2030(b)	254,000	254,413
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	403,000	399,322
Viatris, Inc., 3.85%, 06/22/2040	780,000	508,466
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	$204,000	$148,141
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	679,000	615,211
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	80,000	75,940
5.00%, 07/31/2027(b)	229,000	210,780
Vital Energy, Inc.,
10.13%, 01/15/2028	43,000	43,877
7.75%, 07/31/2029(b)	226,000	210,474
9.75%, 10/15/2030	67,000	68,554
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	160,000	145,688
		95,705,929
Zambia–0.22%
First Quantum Minerals Ltd.,
6.88%, 10/15/2027(b)	1,500,000	1,441,061
8.63%, 06/01/2031(b)	88,000	87,686
		1,528,747
Total U.S. Dollar Denominated Bonds & Notes (Cost $216,569,146)		195,140,228

Asset-Backed Securities–9.31%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(i)	7,710	7,172
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.68%, 01/15/2051(j)	4,075,345	73,962
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(j)	1,964,582	45,393
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.05%, 01/25/2036(k)	3,911	3,514
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.17%, 10/12/2050(j)	5,086,402	149,258
Citigroup Mortgage Loan Trust,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(k)	166,164	157,823
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(i)	32,777	31,415
COMM Mortgage Trust,
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	1,600,000	1,479,935
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	24,000
Series 2019-GC44, Class AM, 3.26%, 08/15/2057	1,000,000	822,276
Principal Amount		Value
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	$117,273	$107,044
Series 2005-J4, Class A7, 5.50%, 11/25/2035	175,955	139,545
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 5.68% (1 mo. Term SOFR + 0.34%), 12/15/2035(i)	641	640
Series 2006-H, Class 2A1A, 5.60% (1 mo. Term SOFR + 0.26%), 11/15/2036(i)	7,573	6,297
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(k)	22,178	18,750
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 07/15/2025(b)	780,533	773,819
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	1,040,080	1,024,323
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(k)	280,000	261,936
Series 2016-K54, Class C, 4.19%, 04/25/2048(b)(k)	1,810,000	1,715,246
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.74%, 07/25/2035(k)	1,752	1,590
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 02/25/2028(b)	130,000	130,218
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, 8.08% (1 mo. Term SOFR + 2.74%), 10/15/2039(b)(i)	900,000	898,069
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	74,863	70,671
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 4.19%, 07/25/2035(k)	10,623	10,338
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(k)	680,000	579,636
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.63% (1 mo. Term SOFR + 0.31%), 08/25/2036(i)	663,521	242,064
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046		$103,869	$100,837
Series 2014-C14, Class B, 5.03%, 02/15/2047(k)		240,000	237,749
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)		1,609,043	47,274
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)(g)		343,061	333,841
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)(g)		659,732	644,858
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036		5,062	3,702
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(j)		2,937,540	80,236
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(b)(k)		468,816	450,853
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 3.90%, 12/25/2035(k)		2,925	2,608
Series 2003-AR10, Class A7, 4.69%, 10/25/2033(k)		15,839	14,820
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.01%, 12/15/2050(j)		2,679,672	77,925
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		194,412	181,156
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(k)		395,000	390,344
Series 2014-C20, Class AS, 4.18%, 05/15/2047		490,000	460,873
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 8.86% (3 mo. Term SOFR + 3.51%), 07/23/2029(b)(i)		250,000	248,419
Alba PLC,
Series 2007-1, Class F, 8.59% (SONIA + 3.37%), 03/17/2039(a)(b)(i)	GBP	736,357	843,314
Series 2007-1, Class E, 6.54% (SONIA + 1.32%), 03/17/2039(a)(b)(i)	GBP	2,085,636	2,207,544
Series 2006-2, Class F, 8.59% (SONIA + 3.37%), 12/15/2038(a)(b)(i)	GBP	523,840	591,918
	Principal Amount		Value
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 6.48% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(b)(i)	GBP	780,000	$812,615
Series 2007-2, Class B1, 6.74% (SONIA + 1.52%), 09/15/2044(a)(b)(i)	GBP	872,000	865,344
Eurosail PLC,
Series 2006-2X, Class E1C, 8.59% (SONIA + 3.37%), 12/15/2044(a)(b)(i)	GBP	1,830,000	1,938,754
Series 2006-4X, Class E1C, 8.34% (SONIA + 3.12%), 12/10/2044(a)(b)(i)	GBP	1,608,337	1,798,773
Series 2007-2X, Class D1A, 4.62% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(b)(i)	EUR	1,500,000	1,343,958
Series 2006-2X, Class D1A, 4.65% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(b)(i)	EUR	2,700,000	2,425,650
Series 2007-2X, Class D1C, 6.14% (SONIA + 0.92%), 03/13/2045(a)(b)(i)	GBP	2,100,000	2,197,889
Series 2006-1X, Class D1A, 4.64% (3 mo. EURIBOR + 0.84%), 06/10/2044(a)(b)(i)	EUR	900,000	822,988
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 6.23% (SONIA + 1.01%), 03/13/2045(a)(b)(i)	GBP	750,000	781,425
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 7.62% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(b)(i)	EUR	1,780,000	1,798,802
Jupiter Mortgage No.1 PLC, Series E, 7.66% (SONIA + 2.50%), 07/20/2060(a)(b)(i)	GBP	1,500,000	1,825,851
Ludgate Funding PLC, Series 2007-1, Class MA, 5.65% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(b)(i)	GBP	893,832	988,197
Newday Funding Master Issuer PLC,
Series 2021-1X, Class E, 9.25% (SONIA + 4.05%), 03/15/2029(a)(b)(i)	GBP	3,448,000	4,165,917
Series 2021-3X, Class E, 9.55% (SONIA + 4.35%), 11/15/2029(a)(b)(i)	GBP	1,600,000	1,937,614
Series 2021-3X, Class D, 7.55% (SONIA + 2.35%), 11/15/2029(a)(b)(i)	GBP	2,175,000	2,596,498
Stratton Mortgage Funding PLC, Series 2021-1, Class E, 7.97% (SONIA + 2.75%), 09/25/2051(a)(b)(i)	GBP	780,000	939,442
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 7.21% (SONIA + 2.05%), 10/20/2051(a)(b)(i)	GBP	870,000	$1,047,711
Series 2019-GR4X, Class GR, 7.66% (SONIA + 2.50%), 10/20/2051(a)(b)(i)	GBP	725,000	871,956
Towd Point Mortgage Funding PLC, Series 2019-GR4X, Class DR, 6.36% (SONIA + 1.20%), 10/20/2051(a)(b)(i)	GBP	3,750,000	4,531,085
Prosil Acquisition S.A., Series 2019-1, Class A, 5.71% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(b)(i)	EUR	1,420,020	1,373,025
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 6.50% (1 mo. EURIBOR + 2.80%), 11/14/2035(a)(b)(i)	EUR	3,013,586	3,062,506
Alhambra SME Funding DAC, Series 2019-1, Class D, 13.11% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(b)(i)	EUR	141,425	119,328
Lusitano Mortgages No. 5 PLC, Series D, 4.62% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(b)(i)	EUR	694,563	599,712
Futura S.r.l., Series 2019-1, Class A, 6.97% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(b)(i)	EUR	925,332	973,117
Taurus, Series 2018-IT1, Class A, 6.58% (3 mo. EURIBOR + 2.78%), 05/18/2032(a)(i)	EUR	1,469,175	1,506,219
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(l)		$3,144,648	2,987,416
0.00%, 12/31/2043(a)(l)	ARS	33,994,486	92,278
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(a)(k)(l)	ARS	133,500,000	1,069,225
SC Germany Consumer UG, Series 2018-1, Class D, 3.25%, 12/13/2031(a)(b)	EUR	3,100,000	3,282,109
Total Asset-Backed Securities (Cost $69,200,762)			64,448,609

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.26%
Fannie Mae Interest STRIPS,
IO, 7.50%, 01/25/2024(m)		$746	5
6.50%, 04/25/2029 - 07/25/2032(m)		169,258	25,011
6.00%, 12/25/2032 - 08/25/2035(j)(m)		493,689	76,108
5.50%, 01/25/2034 - 06/25/2035(m)		159,674	25,575
Principal Amount		Value

Fannie Mae REMICs,
5.50%, 12/25/2025	$9,577	$9,487
6.00%, 01/25/2032	19,689	19,655
6.43%, 04/25/2032 - 12/25/2032(i)	114,799	115,816
5.93% (30 Day Average SOFR + 0.61%), 09/25/2032(i)	27,719	27,460
5.93% (30 Day Average SOFR + 0.61%), 10/18/2032(i)	8,798	8,724
5.83% (30 Day Average SOFR + 0.51%), 11/25/2033(i)	5,177	5,141
4.66% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(i)	31,796	34,599
4.29% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	36,265	38,064
6.37% (30 Day Average SOFR + 1.05%), 06/25/2037(i)	7,089	7,111
4.00%, 03/25/2041	18,970	17,275
IO, 1.27%, 10/25/2031 - 05/25/2035(i)(m)	123,248	7,246
2.47%, 11/18/2031 - 12/18/2031(i)(m)	16,810	1,302
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(i)(m)	2,505	217
2.52% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(i)(m)	2,621	206
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(i)(m)	3,997	400
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(i)(m)	15,461	894
2.37% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(i)(m)	1,979	183
2.57%, 07/25/2032 - 09/25/2032(i)(m)	8,991	917
2.67%, 12/18/2032(i)(m)	29,510	2,334
2.82%, 02/25/2033 - 05/25/2033(i)(m)	29,026	3,541
7.00%, 03/25/2033 - 04/25/2033(m)	81,842	11,445
2.12% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(i)(m)	115,433	10,594
0.62%, 03/25/2035 - 07/25/2038(i)(m)	143,989	6,434
1.32%, 03/25/2035 - 05/25/2035(i)(m)	146,320	3,856
1.17% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(m)	71,868	3,203
1.80% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(i)(m)	135,624	4,760
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

1.11% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(i)(m)	$130,870	$7,265
4.00%, 04/25/2041(m)	216,222	22,936
1.12% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(i)(m)	53,240	3,316
0.72% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(i)(m)	154,836	12,431
Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	30,491	30,742
5.00%, 09/01/2033 - 03/01/2053	14,357,914	13,565,362
7.00%, 10/01/2037	6,176	6,336
4.50%, 10/01/2052	6,974,913	6,440,536
Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	115,430	117,968
7.00%, 07/01/2032 - 04/01/2033	14,533	14,768
5.00%, 07/01/2033	74,606	73,109
5.50%, 02/01/2035 - 03/01/2053	14,362,681	13,903,183
4.50%, 07/01/2052	7,917,140	7,295,811
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.78%, 02/25/2026(j)	1,636,641	18,474
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,868,804	56,262
Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	19,350,103	800,483
Freddie Mac REMICs,
6.75%, 02/15/2024	1,092	1,089
7.00%, 09/15/2026	44,497	44,400
5.88%, 12/15/2028 - 02/15/2029(i)	70,323	69,857
6.00%, 04/15/2029	35,716	35,618
6.50%, 10/15/2029 - 06/15/2032	101,729	102,597
5.98%, 06/15/2031 - 01/15/2032(i)	65,362	64,904
6.43%, 02/15/2032 - 03/15/2032(i)	44,332	44,452
3.50%, 05/15/2032	12,763	11,968
4.85% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(i)	27,122	29,975
4.00%, 06/15/2038	14,466	13,243
3.00%, 05/15/2040	296	290
IO, 0.57%, 03/15/2024 - 04/15/2038(i)(m)	17,347	814
2.52% (7.95% - (30 Day Average SOFR + 0.11%)), 12/15/2026(i)(m)	31,022	566
3.27% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(i)(m)	194	1
2.22% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(i)(m)	84,111	3,253
	Principal Amount	Value

2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(i)(m)	$3,445	$176
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 04/15/2032(i)(m)	154,750	4,527
1.62% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(i)(m)	45,263	2,203
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(i)(m)	49,671	1,913
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(i)(m)	7,274	298
1.29%, 05/15/2035(i)(m)	155,126	7,679
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(i)(m)	28,599	2,256
0.64% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(i)(m)	64,575	3,751
0.82% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(i)(m)	18,038	918
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(m)	932	85
7.00%, 09/01/2029(m)	7,864	994
6.00%, 12/15/2032(m)	19,362	2,329
Government National Mortgage Association,
ARM, 2.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(i)	306	299
8.00%, 05/15/2026	3,350	3,346
7.00%, 04/15/2028 - 07/15/2028	16,085	16,001
IO, 1.10% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(i)(m)	75,910	4,081
1.20% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(i)(m)	121,145	5,289
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $46,545,726)		43,315,717
U.S. Treasury Securities–4.48%
U.S. Treasury Inflation — Indexed Notes–4.48%
1.25%, 04/15/2028(n)	24,809,362	23,611,560
0.63%, 07/15/2032(n)	8,002,767	7,430,642
Total U.S. Treasury Securities (Cost $32,812,129)		31,042,202
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Agency Credit Risk Transfer Notes–3.49%
United States–3.49%
Fannie Mae Connecticut Avenue Securities,
Series 2018-R07, Class 1M2, 7.83% (30 Day Average SOFR + 2.51%), 04/25/2031(b)(i)	$55,520	$55,563
Series 2019-R03, Class 1M2, 7.58% (30 Day Average SOFR + 2.26%), 09/25/2031(b)(i)	2,951	2,951
Series 2022-R04, Class 1M2, 8.41% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(i)	770,000	782,684
Series 2022-R05, Class 2M1, 7.21% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(i)	2,768,864	2,766,853
Series 2022-R08, Class 1M2, 8.91% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(i)	1,350,000	1,391,966
Series 2023-R02, Class 1M1, 7.61% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(i)	521,271	528,639
Series 2023-R03, Class 2M1, 7.81% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(i)	1,088,012	1,101,030
Series 2023-R04, Class 1M1, 7.61% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(i)	1,129,602	1,144,881
Series 2023-R06, Class 1M1, 7.01% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(i)	612,246	612,702
Series 2023-R06, Class 1M2, 8.01% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(i)	490,000	493,771
Series 2023-R06, Class 1B1, 9.21% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(i)	565,000	572,053
	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 7.71% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(i)	$1,500,000	$1,510,466
Series 2022-DNA3, Class M1B, STACR®, 8.21% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(i)	3,000,000	3,070,890
Series 2022-DNA3, Class M1A, STACR®, 7.31% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(i)	1,877,064	1,891,396
Series 2022-HQA2, Class M1, STACR®, 9.31% (30 Day Average SOFR + 4.00%), 07/25/2042(b)(i)	1,500,000	1,562,466
Series 2022-HQA3, Class M1, STACR®, 8.86% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(i)	1,500,000	1,553,843
Series 2022-HQA3, Class M2, STACR®, 10.66% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(i)	1,605,000	1,712,501
Series 2023-DNA1, Class M1, STACR®, 7.41% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(i)	1,090,934	1,101,948
Series 2023-HQA2, Class M1, STACR®, 7.31% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(i)	1,086,047	1,092,045
Series 2023-HQA2, Class M1, STACR®, 8.66% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(i)	900,000	922,953
Series 2023-HQA2, Class M2, STACR®, 9.16% (30 Day Average SOFR + 3.85%), 06/25/2043(b)(i)	300,000	311,740
Total Agency Credit Risk Transfer Notes (Cost $23,787,642)		24,183,341
	Shares
Common Stocks & Other Equity Interests–1.42%
Argentina–1.39%
Banco BBVA Argentina S.A.	80,000	237,504
Banco Macro S.A., Class B	170,000	712,111
Grupo Financiero Galicia S.A., Class B	535,000	1,635,696
Pampa Energia S.A.(o)	400,000	1,382,276
YPF S.A., ADR(o)	45,000	551,250
YPF S.A., Class D(o)	179,000	5,130,530
		9,649,367
United States–0.03%
ACNR Holdings, Inc.	911	80,533
Claire’s Holdings LLC, Class S	235	83,229
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(l)(o)	31,946	958
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(l)(o)	35,496	1,065
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Shares		Value
United States–(continued)
McDermott International Ltd., Wts., expiring 12/31/2049(l)	23,067	$5,479
McDermott International, Inc.(o)	15,957	3,989
Party City Holdco, Inc.(o)	3,211	9
Sabine Oil & Gas Holdings, Inc.(l)(o)	837	159
Tenerity LLC, Wts., expiring 04/10/2024(l)	775	0
Windstream Services LLC, Wts.	176	1,877
		177,298
Total Common Stocks & Other Equity Interests (Cost $9,935,920)		9,826,665
Principal Amount
Variable Rate Senior Loan Interests–0.66%(p)(q)
Canada–0.07%
GFL Environmental, Inc., Term Loan B, 3.00% (1 mo. Term SOFR + 3.00%), 05/31/2027	$168,119	168,398
New Red Finance, Inc., Term Loan, -% , 09/23/2030(r)	301,000	300,217
		468,615
United States–0.59%
Carnival Corp., Incremental Term Loan, 8.68% (1 mo. Term SOFR + 3.25%), 10/18/2028	112,969	112,593
Claire’s Stores, Inc., Term Loan, 11.92% (1 mo. Term SOFR + 6.50%), 12/18/2026	70,241	65,148
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.13% (3 mo. Term SOFR + 3.50%), 08/21/2026	430,780	419,382
DTZ U.S. Borrower LLC, Term Loan, 9.32% (1 mo. Term SOFR + 4.50%), 01/31/2030	303,000	301,106
Dun & Bradstreet Corp. (The), Term Loan, 8.17% (1 mo. Term SOFR + 3.00%), 02/06/2026	485,030	484,877
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.50% (1 mo. USD LIBOR + 4.00%), 03/27/2028	498,688	360,304
Greystar Real Estate Partners LLC, Term Loan, 9.15% (1 mo. Term SOFR + 0.38%), 08/07/2030(l)	157,200	157,200
IRB Holding Corp., Term Loan, 8.42% (1 mo. Term SOFR + 3.00%), 12/15/2027	621,849	620,322
Mativ Holdings, Inc., Term Loan B, 9.18% (1 mo. Term SOFR + 3.75%), 04/20/2028	354,721	351,174
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan, 8.68% (1 mo. Term SOFR + 3.25%), 10/23/2028	290,643	290,197
Principal Amount		Value
United States–(continued)
NCR Corp., Term Loan B, 7.93% (1 mo. Term SOFR + 2.50%), 08/28/2026	$298,581	$298,880
Scientific Games Holdings L.P., Term Loan B, 3.50% (3 mo. Term SOFR + 3.50%), 04/04/2029	302,000	300,679
Select Medical Corp., Term Loan, 8.32% (1 mo. Term SOFR + 3.00%), 03/06/2027	302,697	302,318
		4,064,180
Total Variable Rate Senior Loan Interests (Cost $4,657,919)		4,532,795
Shares
Preferred Stocks–0.04%
United States–0.04%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	290,000	288,872
Claire’s Holdings LLC, Series A, Pfd.(l)	71	14,910
Total Preferred Stocks (Cost $325,903)		303,782
Money Market Funds–8.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(s)(t)	19,178,995	19,178,995
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(s)(t)	14,532,143	14,535,050
Invesco Treasury Portfolio, Institutional Class, 5.26%(s)(t)	21,918,852	21,918,852
Total Money Market Funds (Cost $55,632,006)		55,632,897

Options Purchased–1.60%
(Cost $17,396,940)(u)		11,085,579
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-97.62% (Cost $724,577,099)		675,933,643
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.15%
Invesco Private Government Fund, 5.30%(s)(t)(v)	4,925,103	4,925,103
Invesco Private Prime Fund, 5.51%(s)(t)(v)	16,904,628	16,904,628
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,830,379)		21,829,731
TOTAL INVESTMENTS IN SECURITIES—100.77% (Cost $746,407,478)		697,763,374
OTHER ASSETS LESS LIABILITIES–(0.77)%		(5,327,956)
NET ASSETS–100.00%		$692,435,418
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
Pfd.	– Preferred
PLN	– Polish Zloty
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
THB	– Thai Baht
TRY	– Turkish Lira
USD	– U.S. Dollar
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $262,376,188, which represented 37.89% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Zero coupon bond issued at a discount.
(f)	All or a portion of this security was out on loan at September 30, 2023.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at September 30, 2023 represented less than 1% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2023.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2023.
(k)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2023.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Principal amount of security and interest payments are adjusted for inflation.
(o)	Non-income producing security.
(p)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(q)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(r)	This variable rate interest will settle after September 30, 2023, at which time the interest rate will be determined.
(s)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,537,673	$123,505,257	$(120,863,935)	$-	$-	$19,178,995	$649,445
Invesco Liquid Assets Portfolio, Institutional Class	12,650,915	88,218,040	(86,331,380)	242	(2,767)	14,535,050	503,204
Invesco Treasury Portfolio, Institutional Class	18,900,197	141,148,866	(138,130,211)	-	-	21,918,852	740,902
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,258,494	52,635,239	(54,968,630)	-	-	4,925,103	214,320*
Invesco Private Prime Fund	18,664,700	113,726,273	(115,482,230)	(3,252)	(863)	16,904,628	576,966*
Total	$74,011,979	$519,233,675	$(515,776,386)	$(3,010)	$(3,630)	$77,462,628	$2,684,837

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	11/06/2023	USD	0.70	AUD	1,800,000	$ 5,887
AUD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.80	AUD	1,125,000	1
AUD versus USD	Call	Goldman Sachs International	05/16/2024	USD	0.69	AUD	37,500,000	267,122
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	11/22/2023	USD	0.67	AUD	15,000,000	10
EUR versus USD	Call	Deutsche Bank AG	12/11/2023	USD	1.16	EUR	37,500,000	1,269
EUR versus USD	Call	Goldman Sachs International	10/23/2023	USD	1.18	EUR	45,000,000	48
EUR versus USD	Call	Goldman Sachs International	11/08/2023	USD	1.11	EUR	22,500,000	1,475
EUR versus USD	Call	Goldman Sachs International	02/08/2024	USD	1.15	EUR	22,500,000	16,319
EUR versus USD	Call	Goldman Sachs International	03/01/2024	USD	1.15	EUR	2,250,000	105,400
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/01/2023	USD	1.13	EUR	1,500,000	32,564
EUR versus USD	Call	Merrill Lynch International	10/23/2023	USD	1.18	EUR	1,800,000	4
NZD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.70	NZD	2,142,857	1
Subtotal — Foreign Currency Call Options Purchased								430,100
Currency Risk
EUR versus HUF	Put	Goldman Sachs International	12/01/2023	HUF	360.00	EUR	1,500,000	9,740
EUR versus MXN	Put	Goldman Sachs International	11/10/2023	MXN	18.30	EUR	15,000,000	24,851
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	11/30/2023	MXN	18.50	EUR	1,500,000	130,801
EUR versus MXN	Put	Morgan Stanley and Co. International PLC	12/11/2023	MXN	18.40	EUR	15,000,000	11,720
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	10/11/2023	NOK	11.25	EUR	18,000,000	63,048
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	11/10/2023	NOK	11.10	EUR	15,000,000	67,796
EUR versus SEK	Put	Merrill Lynch International	11/16/2023	SEK	11.25	EUR	750,000	133,713
USD versus BRL	Put	Goldman Sachs International	10/19/2023	BRL	4.85	USD	1,500,000	123,357
USD versus BRL	Put	Goldman Sachs International	11/14/2023	BRL	4.80	USD	1,500,000	169,852
USD versus BRL	Put	Goldman Sachs International	11/16/2023	BRL	4.50	USD	480,000	7,470
USD versus BRL	Put	Goldman Sachs International	12/18/2023	BRL	4.83	USD	15,000,000	94,710
USD versus BRL	Put	Goldman Sachs International	02/15/2024	BRL	4.80	USD	30,000,000	274,620
USD versus BRL	Put	Merrill Lynch International	11/16/2023	BRL	4.80	USD	19,500,000	52,240
USD versus BRL	Put	Morgan Stanley and Co. International PLC	11/16/2023	BRL	4.50	USD	1,500,000	8,567
USD versus CAD	Put	J.P. Morgan Chase Bank, N.A.	10/26/2023	CAD	1.30	USD	15,000,000	225
USD versus CAD	Put	Merrill Lynch International	11/27/2023	CAD	1.30	USD	750,000	25,365
USD versus CAD	Put	Morgan Stanley and Co. International PLC	10/31/2023	CAD	1.32	USD	900,000	30,804
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/14/2023	CLP	715.00	USD	900,000	50
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/14/2023	CLP	740.00	USD	900,000	220
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/30/2023	CLP	805.00	USD	18,000,000	11,718
USD versus COP	Put	Goldman Sachs International	02/12/2024	COP	3,960.00	USD	15,000,000	208,500
USD versus COP	Put	Morgan Stanley and Co. International PLC	11/22/2023	COP	3,900.00	USD	15,000,000	70,860
USD versus IDR	Put	Goldman Sachs International	10/04/2023	IDR	14,750.00	USD	18,000,000	18
USD versus INR	Put	Standard Chartered Bank PLC	01/24/2024	INR	81.40	USD	15,000,000	21,975
USD versus JPY	Put	Deutsche Bank AG	12/12/2023	JPY	135.00	USD	750,000	11,668
USD versus JPY	Put	Goldman Sachs International	02/08/2024	JPY	113.00	USD	22,500,000	3,713
USD versus JPY	Put	Goldman Sachs International	05/07/2024	JPY	118.00	USD	22,500,000	26,010
USD versus JPY	Put	Goldman Sachs International	05/30/2024	JPY	115.00	USD	2,250,000	38,234
USD versus JPY	Put	Goldman Sachs International	06/10/2024	JPY	115.00	USD	2,250,000	41,575
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/07/2023	JPY	114.00	USD	900,000	$55
USD versus JPY	Put	Merrill Lynch International	06/03/2024	JPY	115.00	USD	1,500,000	18,606
USD versus KRW	Put	Goldman Sachs International	12/19/2023	KRW	1,170.00	USD	750,000	1,891
USD versus KRW	Put	Merrill Lynch International	10/24/2023	KRW	1,240.00	USD	15,000,000	315
USD versus MXN	Put	Deutsche Bank AG	11/01/2023	MXN	16.75	USD	15,000,000	4,665
USD versus MXN	Put	Goldman Sachs International	10/30/2023	MXN	16.50	USD	30,000,000	7,950
USD versus MXN	Put	Goldman Sachs International	05/02/2024	MXN	17.20	USD	38,250,000	574,591
USD versus MXN	Put	Merrill Lynch International	10/13/2023	MXN	16.85	USD	15,000,000	4,185
USD versus MXN	Put	Merrill Lynch International	10/26/2023	MXN	16.45	USD	1,500,000	65
USD versus MXN	Put	Merrill Lynch International	03/06/2024	MXN	16.50	USD	1,200,000	156,931
USD versus MXN	Put	Morgan Stanley and Co. International PLC	10/05/2023	MXN	17.00	USD	15,000,000	3,075
USD versus THB	Put	Goldman Sachs International	01/18/2024	THB	31.05	USD	750,000	2,952
USD versus THB	Put	Standard Chartered Bank PLC	10/04/2023	THB	30.00	USD	1,500,000	2
USD versus THB	Put	Standard Chartered Bank PLC	02/23/2024	THB	30.65	USD	750,000	3,238
USD versus ZAR	Put	Goldman Sachs International	10/27/2023	ZAR	17.05	USD	11,250,000	900
USD versus ZAR	Put	Goldman Sachs International	05/14/2024	ZAR	15.00	USD	3,000,000	102,039
Subtotal — Foreign Currency Put Options Purchased								2,544,880
Total Foreign Currency Options Purchased								$2,974,980

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,782,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	5.00%	Receive	SOFR	Annually	01/08/2024	USD	225,000,000	$199,021
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.15	Receive	6 Month EURIBOR	Semi-Annually	05/19/2033	EUR	18,000,000	835,774
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.45	Receive	SOFR	Annually	03/07/2024	USD	75,000,000	359,275
Subtotal — Interest Rate Call Swaptions Purchased										1,394,070
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.73	Pay	SOFR	Annually	10/27/2023	USD	27,000,000	1,167,621
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.65	Pay	6 Month EURIBOR	Semi-Annually	05/19/2033	EUR	18,000,000	1,215,080
15 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.81	Pay	6 Month EURIBOR	Semi-Annually	04/06/2038	EUR	20,250,000	2,227,464
15 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.38	Pay	SONIA	Annually	05/05/2038	GBP	19,500,000	0
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.82	Pay	SOFR	Annually	03/31/2025	USD	9,900,000	1,886,912
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.75	Pay	TONAR	Annually	03/04/2024	JPY	4,680,000,000	172,099
Subtotal — Interest Rate Put Swaptions Purchased										6,669,176
Total Interest Rate Swaptions Purchased										$8,063,246

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,782,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Purchased(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
Goldman Sachs International	Put	80.00%	Markit CDX North America High Yield Index, Series 40,Version 1	1.00%	Quaterly	11/15/2023	0.678%	USD	60,000,000	$47,353

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,782,000.
(b)	Implied credit spreads represent the current level, as of September 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
Goldman Sachs International	Call	60.00%	Markit CDX IG CDSI, Series 50	1.00%	Quarterly	11/15/2023	0.678%	USD	60,000,000	$(13,661)
Credit Risk
Goldman Sachs International	Put	90.00	Markit CDX IG CDSI, Series 50	1.00	Quarterly	11/15/2023	0.678	USD	60,000,000	(25,254)
Goldman Sachs International	Put	99.00	Markit CDX North America High Yield Index, Series 40, Version 1	5.00	Quarterly	12/20/2023	4.544	USD	19,800,000	(154,627)
J.P. Morgan Chase Bank, N.A.	Put	98.00	Markit CDX North America High Yield Index, Series 40, Version 2	5.00	Quarterly	12/20/2023	4.544	USD	30,000,000	(178,507)
J.P. Morgan Chase Bank, N.A.	Put	99.00	Markit CDX North America High Yield Index, Series 40, Version 3	5.00	Quarterly	11/15/2023	4.544	USD	20,100,000	(81,784)
J.P. Morgan Chase Bank, N.A.	Put	98.00	Markit CDX North America High Yield Index, Series 40, Version 4	5.00	Quarterly	02/21/2024	4.544	USD	20,100,000	(225,649)
Morgan Stanley and Co. International PLC	Put	100.00	Markit CDX North America High Yield Index, Series 40, Version 5	5.00	Quarterly	10/18/2023	4.544	USD	20,100,000	(40,852)
Subtotal — Credit Default Put Swaptions Written										(706,673)
Total Credit Default Swaptions Written										$(720,334)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,782,000.
(b)	Implied credit spreads represent the current level, as of September 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Goldman Sachs International	05/16/2024	USD	0.73	AUD	37,500,000	$(70,909)
EUR versus HUF	Call	Goldman Sachs International	12/01/2023	HUF	400.00	EUR	600,000	(201,540)
EUR versus HUF	Call	Goldman Sachs International	03/07/2024	HUF	425.00	EUR	21,375,000	(276,925)
EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	12/13/2023	HUF	410.00	EUR	15,000,000	(138,193)
EUR versus HUF	Call	Merrill Lynch International	12/18/2023	HUF	415.00	EUR	15,000,000	(116,165)
USD versus BRL	Call	Goldman Sachs International	11/16/2023	BRL	5.10	USD	480,000	(175,856)
USD versus BRL	Call	Goldman Sachs International	12/18/2023	BRL	5.30	USD	15,000,000	(172,395)
USD versus BRL	Call	Goldman Sachs International	02/15/2024	BRL	5.25	USD	30,000,000	(711,390)
USD versus BRL	Call	Goldman Sachs International	05/23/2024	BRL	5.55	USD	1,500,000	(294,186)
USD versus BRL	Call	Merrill Lynch International	11/16/2023	BRL	5.25	USD	19,500,000	(151,964)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	11/30/2023	CLP	870.00	USD	18,000,000	(768,186)
USD versus COP	Call	Goldman Sachs International	02/12/2024	COP	4,500.00	USD	15,000,000	(269,190)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
USD versus COP	Call	Morgan Stanley and Co. International PLC	11/22/2023	COP	4,300.00	USD	15,000,000	$(180,825)
USD versus IDR	Call	Goldman Sachs International	10/04/2023	IDR	15,700.00	USD	18,000,000	(1,890)
USD versus INR	Call	Standard Chartered Bank PLC	01/24/2024	INR	84.00	USD	15,000,000	(107,010)
USD versus JPY	Call	Deutsche Bank AG	10/02/2023	JPY	145.90	USD	22,500,000	(522,360)
USD versus JPY	Call	Deutsche Bank AG	11/01/2023	JPY	145.75	USD	22,500,000	(520,717)
USD versus JPY	Call	Deutsche Bank AG	02/12/2024	JPY	145.30	USD	15,000,000	(381,450)
USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	10/05/2023	JPY	145.60	USD	22,500,000	(549,495)
USD versus KRW	Call	Merrill Lynch International	10/24/2023	KRW	1,315.00	USD	15,000,000	(388,560)
USD versus MXN	Call	Goldman Sachs International	10/30/2023	MXN	17.50	USD	30,000,000	(412,380)
USD versus MXN	Call	Goldman Sachs International	05/02/2024	MXN	19.00	USD	38,250,000	(828,457)
USD versus MXN	Call	Goldman Sachs International	05/15/2024	MXN	19.75	USD	600,000	(80,820)
USD versus MXN	Call	Merrill Lynch International	03/06/2024	MXN	19.00	USD	600,000	(117,078)
USD versus ZAR	Call	Goldman Sachs International	10/27/2023	ZAR	18.90	USD	11,250,000	(186,401)
Subtotal — Foreign Currency Call Options Written								(7,624,342)
Currency Risk
AUD versus USD	Put	Goldman Sachs International	05/16/2024	USD	0.63	AUD	37,500,000	(489,446)
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	11/10/2023	NOK	10.80	EUR	30,000,000	(20,743)
USD versus BRL	Put	Goldman Sachs International	12/18/2023	BRL	4.50	USD	15,000,000	(7,440)
USD versus BRL	Put	Goldman Sachs International	02/15/2024	BRL	4.64	USD	30,000,000	(111,090)
USD versus BRL	Put	Merrill Lynch International	11/16/2023	BRL	4.55	USD	19,500,000	(4,154)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/30/2023	CLP	780.00	USD	18,000,000	(3,114)
USD versus COP	Put	Goldman Sachs International	02/12/2024	COP	3,750.00	USD	15,000,000	(67,395)
USD versus COP	Put	Morgan Stanley and Co. International PLC	11/22/2023	COP	3,700.00	USD	15,000,000	(10,650)
USD versus INR	Put	Standard Chartered Bank PLC	01/24/2024	INR	79.50	USD	15,000,000	(5,490)
USD versus MXN	Put	Goldman Sachs International	10/30/2023	MXN	16.15	USD	30,000,000	(1,320)
USD versus MXN	Put	Goldman Sachs International	05/02/2024	MXN	16.40	USD	38,250,000	(178,436)
USD versus ZAR	Put	Goldman Sachs International	10/27/2023	ZAR	16.50	USD	11,250,000	(180)
Subtotal — Foreign Currency Put Options Written								(899,458)
Total – Foreign Currency Options Written								$(8,523,800)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,782,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.33%	SOFR	Receive	Annually	12/11/2023	USD	11,250,000	$(37,509)
30 Year Interest Rate Swap	Call	Deutsche Bank AG	3.50	SOFR	Receive	Annually	03/28/2025	USD	22,500,000	(1,127,490)
1 Year Interest Rate Swap	Call	Goldman Sachs International	3.29	SOFR	Receive	Annually	06/30/2025	USD	45,000,000	(195,564)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	09/16/2024	USD	112,500,000	(278,165)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.44	6 Month EURIBOR	Receive	Semi-Annually	04/14/2025	EUR	22,500,000	(351,324)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.50	SOFR	Receive	Annually	01/08/2024	USD	15,000,000	(46,601)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.05	SOFR	Receive	Annually	03/07/2024	USD	75,000,000	(204,676)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.50%	SOFR	Receive	Annually	09/29/2025	USD	18,750,000	$(1,111,824)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.35	TONAR	Receive	Annually	03/04/2024	JPY	4,680,000,000	(43,894)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.35	6 Month EURIBOR	Receive	Semi-Annually	05/19/2027	EUR	18,000,000	(551,748)
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.75	SOFR	Receive	Annually	01/08/2024	USD	225,000,000	(143,588)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.43	SOFR	Receive	Annually	09/29/2025	USD	33,200,000	(1,812,480)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.60	SONIA	Receive	Annually	03/14/2024	GBP	15,000,000	(116,310)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.30	SOFR	Receive	Annually	09/29/2025	USD	10,260,000	(542,701)
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.92	SONIA	Receive	Monthly	03/28/2024	GBP	75,000,000	(635,000)
Subtotal—Interest Rate Call Swaptions Written										(7,198,874)
Interest Rate Risk
1 Year Interest Rate Swap	Put	Goldman Sachs International	3.29	SOFR	Pay	Annually	06/30/2025	USD	45,000,000	(498,721)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.10	TONAR	Pay	Annually	03/04/2024	JPY	4,680,000,000	(82,666)
5 Year Interest Rate Swap	Put	Merrill Lynch International	4.17	SOFR	Pay	Annually	11/30/2023	USD	90,000,000	(1,135,561)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.08	SONIA	Pay	Monthly	03/28/2024	GBP	75,000,000	(120,785)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.45	SONIA	Pay	Annually	03/14/2024	GBP	64,500,000	(247,326)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.33	SOFR	Pay	Annually	09/29/2025	USD	40,500,000	(893,085)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.55	SOFR	Pay	Annually	01/08/2024	USD	225,000,000	(246,706)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.85	6 Month EURIBOR	Pay	Semi-Annually	05/19/2027	EUR	18,000,000	(874,390)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.15	SOFR	Pay	Annually	10/20/2023	USD	36,000,000	(393,805)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.00	SOFR	Pay	Annually	09/16/2024	USD	112,500,000	(1,373,640)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.31	SOFR	Pay	Annually	03/31/2025	USD	42,120,000	(1,799,854)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.98	SOFR	Pay	Annually	10/27/2023	USD	54,000,000	(1,347,200)
Subtotal—Interest Rate Put Swaptions Written										(9,013,739)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(16,212,613)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,782,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	394	December-2023	$79,868,110	$(282,669)	$(282,669)
U.S. Treasury 5 Year Notes	129	December-2023	13,591,359	(132,412)	(132,412)
U.S. Treasury 10 Year Notes	350	December-2023	37,821,875	(651,543)	(651,543)
U.S. Treasury 10 Year Ultra Notes	158	December-2023	17,626,875	(505,611)	(505,611)
Subtotal—Long Futures Contracts				(1,572,235)	(1,572,235)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-BTP	61	December-2023	$(7,076,735)	$312,689	$312,689
U.S. Treasury Long Bonds	16	December-2023	(1,820,500)	101,089	101,089
Subtotal—Short Futures Contracts				413,778	413,778
Total Futures Contracts				$(1,158,457)	$(1,158,457)

(a)	Futures contracts collateralized by $3,742,429 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/20/2023	Barclays Bank PLC	JPY	788,299,800	USD	5,351,371	$8,284
12/20/2023	Barclays Bank PLC	SGD	22,513,028	USD	16,573,256	45,930
10/02/2023	BNP Paribas S.A.	COP	27,606,000,000	USD	6,770,557	4,464
10/02/2023	BNP Paribas S.A.	USD	6,756,952	COP	27,606,000,000	9,142
12/20/2023	BNP Paribas S.A.	JPY	811,047,000	USD	5,592,392	95,125
12/20/2023	BNP Paribas S.A.	USD	6,629,906	COP	27,606,000,000	5,723
10/03/2023	Citibank, N.A.	BRL	351,015,150	USD	70,888,085	1,055,865
12/20/2023	Citibank, N.A.	CLP	1,153,275,000	USD	1,301,812	11,723
12/20/2023	Citibank, N.A.	GBP	1,875,000	USD	2,298,901	9,969
12/20/2023	Citibank, N.A.	TWD	224,355,403	USD	7,072,995	78,995
12/20/2023	Citibank, N.A.	USD	483,971	COP	2,013,900,000	108
11/08/2023	Deutsche Bank AG	AUD	7,500,000	USD	4,942,500	114,617
12/13/2023	Deutsche Bank AG	EUR	4,350,000	USD	4,724,100	110,305
12/20/2023	Deutsche Bank AG	INR	646,990,350	USD	7,765,593	9,505
12/20/2023	Deutsche Bank AG	PEN	51,751,000	USD	13,867,942	261,528
02/14/2024	Deutsche Bank AG	JPY	709,155,000	USD	5,100,000	248,227
11/07/2023	Goldman Sachs International	BRL	64,239,225	USD	12,975,000	256,498
12/20/2023	Goldman Sachs International	BRL	26,684,100	USD	5,400,000	142,374
12/20/2023	Goldman Sachs International	JPY	2,050,123,510	USD	13,900,000	4,285
12/21/2023	Goldman Sachs International	KRW	2,821,050,000	USD	2,250,000	155,603
01/22/2024	Goldman Sachs International	THB	65,227,500	USD	1,950,000	140,396
02/13/2024	Goldman Sachs International	JPY	469,098,000	USD	3,780,000	571,125
03/05/2024	Goldman Sachs International	EUR	10,200,000	USD	11,127,180	262,850
05/09/2024	Goldman Sachs International	JPY	938,736,000	USD	7,380,000	869,380
05/20/2024	Goldman Sachs International	AUD	6,187,500	USD	4,159,237	151,553
10/03/2023	HSBC Bank USA	BRL	339,257,315	USD	67,942,097	449,022
11/03/2023	HSBC Bank USA	BRL	203,850,000	USD	40,818,983	440,653
12/20/2023	HSBC Bank USA	IDR	157,946,220,000	USD	10,255,516	62,469
10/10/2023	J.P. Morgan Chase Bank, N.A.	JPY	810,958,500	USD	5,715,000	282,305
10/16/2023	J.P. Morgan Chase Bank, N.A.	HUF	1,197,540,000	USD	3,324,000	80,626
12/05/2023	J.P. Morgan Chase Bank, N.A.	EUR	9,750,000	USD	10,561,687	225,809
12/20/2023	J.P. Morgan Chase Bank, N.A.	AUD	10,190,000	USD	6,586,336	17,069
12/20/2023	J.P. Morgan Chase Bank, N.A.	CAD	5,890,000	USD	4,363,176	21,354
12/20/2023	J.P. Morgan Chase Bank, N.A.	EUR	77,311,925	USD	83,461,462	1,423,752
12/20/2023	J.P. Morgan Chase Bank, N.A.	GBP	41,154,510	USD	51,501,695	1,261,774
12/20/2023	J.P. Morgan Chase Bank, N.A.	HUF	1,512,000,000	USD	4,136,233	82,767
12/20/2023	J.P. Morgan Chase Bank, N.A.	JPY	3,089,152,500	USD	21,000,000	61,758
12/20/2023	J.P. Morgan Chase Bank, N.A.	MXN	433,880,000	USD	24,623,974	51,743
12/20/2023	J.P. Morgan Chase Bank, N.A.	PLN	43,810,000	USD	10,040,566	41,866
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/20/2023	J.P. Morgan Chase Bank, N.A.	THB	80,920,000	USD	2,277,993	$40,120
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	8,291,334	CNY	60,253,124	57,499
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	1,380,048	SEK	15,218,560	18,317
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	7,350,952	ZAR	140,436,261	15,333
12/20/2023	J.P. Morgan Chase Bank, N.A.	ZAR	76,942,800	USD	4,069,958	34,087
03/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	25,585,000	USD	3,786,318	234,355
10/04/2023	Merrill Lynch International	JPY	788,299,800	USD	5,550,000	274,136
12/20/2023	Merrill Lynch International	COP	73,079,193,296	USD	18,130,421	564,442
12/20/2023	Merrill Lynch International	EUR	655,000	USD	705,471	10,433
12/20/2023	Merrill Lynch International	NOK	645,578	USD	60,776	291
10/02/2023	Morgan Stanley and Co. International PLC	USD	6,450,000	COP	27,606,000,000	316,093
11/01/2023	Morgan Stanley and Co. International PLC	CAD	9,615,209	USD	7,110,000	28,039
11/27/2023	Morgan Stanley and Co. International PLC	COP	62,190,750,000	USD	15,150,000	129,211
12/20/2023	Morgan Stanley and Co. International PLC	AUD	11,453,004	USD	7,419,177	35,679
12/20/2023	Morgan Stanley and Co. International PLC	USD	3,440,039	NZD	5,799,219	35,840
10/03/2023	Royal Bank of Canada	BRL	5,808,000	USD	1,159,837	4,373
01/29/2024	Standard Chartered Bank PLC	INR	556,335,000	USD	6,750,000	96,110
02/28/2024	Standard Chartered Bank PLC	THB	54,829,500	USD	1,650,000	123,832
Subtotal—Appreciation						11,144,731
Currency Risk
10/04/2023	Barclays Bank PLC	USD	5,285,849	JPY	788,299,800	(9,985)
12/20/2023	BNP Paribas S.A.	USD	34,112,309	JPY	4,947,200,464	(580,240)
10/03/2023	Citibank, N.A.	USD	70,606,817	BRL	351,015,149	(774,595)
12/20/2023	Citibank, N.A.	USD	6,140,800	CLP	5,440,134,883	(55,298)
12/13/2023	Deutsche Bank AG	USD	5,914,125	EUR	5,250,000	(345,752)
12/20/2023	Deutsche Bank AG	USD	7,555,152	INR	629,457,454	(9,247)
10/16/2023	Goldman Sachs International	AUD	1,575,000	USD	996,975	(16,090)
10/16/2023	Goldman Sachs International	NZD	3,500,000	USD	1,958,250	(139,476)
10/23/2023	Goldman Sachs International	USD	3,000,000	BRL	14,745,900	(74,863)
11/16/2023	Goldman Sachs International	MXN	47,483,500	USD	2,300,000	(404,557)
11/20/2023	Goldman Sachs International	BRL	9,996,480	USD	1,728,000	(248,182)
05/06/2024	Goldman Sachs International	MXN	81,823,125	USD	4,250,000	(275,360)
05/16/2024	Goldman Sachs International	ZAR	53,449,688	USD	2,662,500	(104,046)
05/17/2024	Goldman Sachs International	MXN	18,153,600	USD	960,000	(42,119)
10/03/2023	HSBC Bank USA	USD	68,039,959	BRL	339,257,315	(546,885)
11/03/2023	HSBC Bank USA	USD	27,114,000	BRL	135,407,315	(292,703)
12/20/2023	HSBC Bank USA	CNY	33,369,360	USD	4,589,694	(34,053)
12/20/2023	HSBC Bank USA	SEK	12,997,335	USD	1,168,846	(25,420)
12/20/2023	HSBC Bank USA	USD	13,936,684	IDR	214,640,266,400	(84,892)
10/16/2023	J.P. Morgan Chase Bank, N.A.	USD	3,324,000	EUR	3,000,000	(150,567)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	20,915,112	AUD	32,358,657	(54,202)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	9,860,188	CAD	13,310,603	(48,257)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	41,565,149	EUR	38,545,831	(663,157)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	14,855,677	GBP	11,871,029	(363,959)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	6,420,905	HUF	2,347,161,675	(128,485)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	57,480	KRW	75,977,869	(1,076)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	17,721,285	MXN	312,253,054	(37,238)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	748,011	PEN	2,820,000	(6,574)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	5,777,238	PLN	25,207,824	(24,090)
12/20/2023	J.P. Morgan Chase Bank, N.A.	USD	13,989,767	THB	496,951,501	(246,386)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/20/2023	J.P. Morgan Chase Bank, N.A.	ZAR	400,437,000	USD	20,960,350	$(43,721)
10/13/2023	Merrill Lynch International	BRL	43,118,400	USD	7,800,000	(764,808)
12/20/2023	Merrill Lynch International	USD	313,564	CZK	7,229,689	(886)
12/20/2023	Merrill Lynch International	USD	651,619	EUR	605,000	(9,637)
03/08/2024	Merrill Lynch International	MXN	92,376,300	USD	5,100,000	(61,056)
10/02/2023	Morgan Stanley and Co. International PLC	COP	27,606,000,000	USD	6,756,952	(9,142)
10/11/2023	Morgan Stanley and Co. International PLC	MXN	87,255,900	USD	4,590,000	(410,256)
12/20/2023	Morgan Stanley and Co. International PLC	NZD	603,000	USD	357,694	(3,727)
10/03/2023	Royal Bank of Canada	USD	1,178,832	BRL	5,808,000	(23,367)
12/20/2023	Standard Chartered Bank PLC	USD	2,992,261	IDR	46,012,000,000	(22,880)
12/20/2023	UBS AG	EUR	795,000	USD	840,629	(2,966)
12/20/2023	UBS AG	USD	1,997,528	EUR	1,870,000	(13,222)
Subtotal—Depreciation						(7,153,422)
Total Forward Foreign Currency Contracts						$3,991,309

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 40, Version 1	Buy	(5.00)%	Quarterly	06/20/2028	4.544%	USD	47,275,000	$(856,705)	$(818,000)	$38,705
Societe Generale S.A.	Sell	1.00	Quarterly	06/20/2027	0.815	EUR	4,500,000	3,635	32,623	28,988
Subtotal - Appreciation								(853,070)	(785,377)	67,693
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	1.441	USD	1,500,000	70,312	26,615	(43,697)
Mexican Government International Bonds	Buy	(1.00)	Quarterly	06/20/2028	1.145	USD	6,000,000	45,115	36,391	(8,724)
Subtotal - Depreciation								115,427	63,006	(52,421)
Total Centrally Cleared Credit Default Swap Agreements								$(737,643)	$(722,371)	$15,272

(a)	Centrally cleared swap agreements collateralized by $14,965,919 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of September 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	COOVIBR	Quarterly	(9.06)%	Quarterly	05/16/2032	COP	11,100,000,000	$—	$6,254	$6,254
Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	10,900,000,000	—	11,143	11,143
Receive	3 Month CZK PRIBOR	Quarterly	(7.02)	Annually	02/10/2024	CZK	310,000,000	—	15,574	15,574
Pay	CPURNSA	At Maturity	2.61	At Maturity	08/03/2028	USD	11,880,000	—	23,565	23,565
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	4,050,000,000	—	30,577	30,577
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	11,600,000,000	—	37,075	37,075
Receive	CPTFEMU	At Maturity	(2.47)	At Maturity	06/15/2028	EUR	18,000,000	—	52,038	52,038
Pay	CPTFEMU	At Maturity	2.62	At Maturity	08/15/2033	EUR	8,820,000	—	61,902	61,902
Pay	BZDIOVRA	At Maturity	11.72	At Maturity	01/02/2026	BRL	74,577,074	—	94,440	94,440
Receive	6 Months ADBB	Semi-Annually	(4.49)	Semi-Annually	08/25/2033	AUD	8,514,000	—	112,140	112,140
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month JIBAR	Quarterly	(6.61)%	Quarterly	10/19/2026	ZAR	48,800,000	$179	$131,676	$131,497
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	50,750,000	—	137,873	137,873
Pay	SONIA	Annually	5.34	Annually	12/05/2025	GBP	27,220,800	—	149,990	149,990
Receive	CPURNSA	At Maturity	(2.53)	At Maturity	06/07/2033	USD	21,060,000	—	185,301	185,301
Receive	CPURNSA	At Maturity	(2.43)	At Maturity	05/12/2028	USD	32,010,000	—	209,981	209,981
Receive	6 Months ADBB	Semi-Annually	(4.47)	Semi-Annually	08/09/2033	AUD	16,740,000	—	240,574	240,574
Receive	CPURNSA	At Maturity	(2.48)	At Maturity	05/11/2028	USD	80,175,000	—	326,789	326,789
Receive	SOFR	Annually	(3.50)	Annually	05/30/2033	USD	13,500,000	14,191	818,848	804,657
Subtotal — Appreciation								14,370	2,645,740	2,631,370
Interest Rate Risk
Pay	EFFR	Annually	3.67	Annually	08/09/2039	USD	90,000,000	(68,672)	(4,309,665)	(4,240,993)
Pay	SOFR	Annually	3.30	Annually	05/11/2028	USD	82,125,000	—	(3,761,743)	(3,761,743)
Pay	SOFR	Annually	3.22	Annually	05/12/2028	USD	32,790,000	—	(1,616,134)	(1,616,134)
Pay	6 Month EURIBOR	Semi-Annually	2.55	Annually	04/24/2034	EUR	16,200,000	—	(1,131,741)	(1,131,741)
Pay	SONIA	Annually	4.24	Annually	05/30/2025	GBP	50,640,000	—	(1,003,185)	(1,003,185)
Pay	6 Month EURIBOR	Semi-Annually	3.05	Annually	05/20/2025	EUR	86,994,000	—	(592,622)	(592,622)
Pay	28 Day MXN TIIE	28 Days	9.25	28 Days	02/10/2025	MXN	322,500,000	—	(282,084)	(282,084)
Pay	28 Day MXN TIIE	28 Days	9.40	28 Days	02/10/2025	MXN	337,500,000	—	(268,722)	(268,722)
Pay	6 Months EURIBOR	Semi-Annually	3.17	Annually	08/30/2033	EUR	9,648,000	3,486	(179,398)	(182,884)
Pay	6 Month EURIBOR	Semi-Annually	3.74	Annually	03/14/2025	EUR	48,498,000	—	(143,638)	(143,638)
Receive	COOVIBR	Quarterly	(9.86)	Quarterly	09/09/2032	COP	10,800,000,000	—	(122,339)	(122,339)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	18,255,000,000	—	(113,832)	(113,832)
Pay	BZDIOVRA	At Maturity	11.30	At Maturity	01/02/2026	BRL	77,898,113	—	(101,737)	(101,737)
Pay	28 Day MXN TIIE	28 Days	9.13	28 Days	02/11/2028	MXN	69,900,000	—	(84,333)	(84,333)
Pay	CPTFEMU	At Maturity	2.49	At Maturity	06/15/2033	EUR	18,000,000	—	(82,840)	(82,840)
Pay	CPURNSA	At Maturity	2.50	At Maturity	06/07/2028	USD	21,060,000	—	(82,329)	(82,329)
Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	5,147,000,000	—	(59,122)	(59,122)
Pay	3 Month CZK PRIBOR	Quarterly	6.06	Annually	09/20/2024	CZK	499,500,000	—	(57,389)	(57,389)
Receive	COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	5,285,000,000	—	(50,315)	(50,315)
Receive	CPTFEMU	At Maturity	(2.64)	At Maturity	08/15/2028	EUR	8,820,000	—	(41,782)	(41,782)
Receive	COOVIBR	Quarterly	(11.46)	Quarterly	11/01/2024	COP	41,250,000,000	—	(34,298)	(34,298)
Receive	6 Month WIBOR	Semi-Annually	(4.81)	Annually	07/14/2028	PLN	9,000,000	—	(19,507)	(19,507)
Receive	CPURNSA	At Maturity	(2.63)	At Maturity	08/03/2033	USD	11,880,000	—	(3,693)	(3,693)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	42,300,000	—	(1,950)	(1,950)
Subtotal — Depreciation								(65,186)	(14,144,398)	(14,079,212)
Total Centrally Cleared Interest Rate Swap Agreements								$(50,816)	$(11,498,658)	$(11,447,842)

(a)	Centrally cleared swap agreements collateralized by $14,965,919 cash held with Counterparties.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.440%	EUR	2,500,000	$6,020	$8,909	$2,889
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 6	Sell	5.00	Quarterly	12/20/2024	1.246	EUR	2,900,000	100,045	138,490	38,445
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 33, Version 1	Sell	1.00	Quarterly	12/20/2024	8.035	USD	3,000,000	(268,349)	(241,583)	26,766
Subtotal—Appreciation									(162,284)	(94,184)	68,100
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.643	EUR	1,250,000	3,910	(5,681)	(9,591)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.345	USD	35,000,000	(4,579,588)	(4,734,767)	(155,179)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	1.233	EUR	2,250,000	58,969	19,113	(39,856)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 2	Buy	(5.00)	Quarterly	12/20/2027	0.639	USD	9,000,000	(1,398,692)	(1,434,831)	(36,139)
Subtotal—Depreciation									(5,915,401)	(6,156,166)	(240,765)
Total Open Over-The-Counter Credit Default Swap Agreements									$(6,077,685)	$(6,250,350)	$(172,665)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,782,000.
(b)	Implied credit spreads represent the current level, as of September 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Morgan Stanley and Co. International PLC	Receive	EFFR	Annually	(3.67)%	Annually	08/09/2039	USD	$90,000,000	$—	$4,309,665	$4,309,665

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $13,782,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Abbreviations:
ADBB	—Australian Dollar Bank Bill
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CPTFEMU	—Eurostat Eurozone HICP ex Tobacco Unrevised Series NSA
CPURNSA	—Consumer Price Index For All Urban Consumers (Not Seasonally Adjusted)
CZK	—Czech Koruna
EFFR	—Effective Federal Funds Rate
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$236,421,828	$—	$236,421,828
U.S. Dollar Denominated Bonds & Notes	—	195,140,228	—	195,140,228
Asset-Backed Securities	—	60,299,690	4,148,919	64,448,609
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	43,315,717	—	43,315,717
U.S. Treasury Securities	—	31,042,202	—	31,042,202
Agency Credit Risk Transfer Notes	—	24,183,341	—	24,183,341
Common Stocks & Other Equity Interests	9,653,365	165,639	7,661	9,826,665
Variable Rate Senior Loan Interests	—	4,375,595	157,200	4,532,795
Preferred Stocks	—	288,872	14,910	303,782
Money Market Funds	55,632,897	21,829,731	—	77,462,628
Options Purchased	—	11,085,579	—	11,085,579
Total Investments in Securities	65,286,262	628,148,422	4,328,690	697,763,374
Other Investments - Assets*
Futures Contracts	413,778	—	—	413,778
Forward Foreign Currency Contracts	—	11,144,731	—	11,144,731
Swap Agreements	—	7,076,828	—	7,076,828
	413,778	18,221,559	—	18,635,337
Other Investments - Liabilities*
Futures Contracts	(1,572,235)	—	—	(1,572,235)
Forward Foreign Currency Contracts	—	(7,153,422)	—	(7,153,422)
Options Written	—	(25,456,747)	—	(25,456,747)
Swap Agreements	—	(14,372,398)	—	(14,372,398)
	(1,572,235)	(46,982,567)	—	(48,554,802)
Total Other Investments	(1,158,457)	(28,761,008)	—	(29,919,465)
Total Investments	$64,127,805	$599,387,414	$4,328,690	$667,843,909

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco V.I. Global Strategic Income Fund